Share Capital - Summary of Stock Option Awards (Details) - August 3, 2024 - Officers and employee $ / shares in Units, $ in Millions	3 Months Ended
Jul. 31, 2025 CAD ($) yr shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	8/3/2024
Stock options granted | shares	799,767
Exercisable price/option	$ 0.86
Awarded to	Officers and employees
Share price on grant date	$ 0.86
Dividend yield	0.00%
Expected volatility	77.00%
Risk- free rate	3.68%
Expected life | yr	10
Fair value | $	$ 0.7